Segment information - Property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical location
Property, plant and equipment	$ 9,183	$ 8,251	$ 7,688
UK
Disclosure of geographical location
Property, plant and equipment	2,542	2,227	1,920
Ireland
Disclosure of geographical location
Property, plant and equipment	969
Sweden
Disclosure of geographical location
Property, plant and equipment	1,593	1,755	1,488
US
Disclosure of geographical location
Property, plant and equipment	2,660	2,662	2,758
Rest of the world
Disclosure of geographical location
Property, plant and equipment	$ 1,419	$ 1,607	$ 1,522